PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amounts
Finance leases, net	¥ 5,452,571	¥ 5,877,488
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net